Report Of The Directors Financial Review Risk Report - IFRS 9 ECL sensitivity to future economic conditions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(3,100)	(4,500)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	(3,000)	(4,500)
– UK | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	483,273	430,555
– UK | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	155,084	146,478
– UK | Gross carrying/nominal amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	8,084	7,869
– UK | Gross carrying/nominal amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	7,902	9,164
– UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(920)	(2,077)
– UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(191)	(197)
– UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(439)	(857)
– UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(369)	(897)
– US | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	227,817	201,263
– US | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	15,379	15,399
– US | Gross carrying/nominal amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	446	570
– US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(227)	(369)
– US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(28)	(41)
– US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(80)	(86)
– Hong Kong | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	434,608	452,983
– Hong Kong | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	96,697	89,943
– Hong Kong | Gross carrying/nominal amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	7,644	7,422
– Hong Kong | Gross carrying/nominal amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	5,628	6,020
– Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(767)	(474)
– Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
– Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(218)	(266)
– Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(109)	(112)
Mainland China | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	120,627	118,163
Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(149)	(116)
Canada | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	85,117	85,720
Canada | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	26,097	22,454
Canada | Gross carrying/nominal amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	279	260
Canada | Gross carrying/nominal amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	1,598	1,775
Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(151)	(183)
Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(28)	(31)
Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(9)	(9)
Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(19)	(22)
Mexico | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	23,054	25,920
Mexico | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	4,972	3,896
Mexico | Gross carrying/nominal amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	1,167	1,113
Mexico | Gross carrying/nominal amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	2,935	2,549
Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(118)	(246)
Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(123)	(111)
Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(141)	(260)
Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(366)	(436)
UAE | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	44,767	44,777
UAE | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	1,982	1,889
UAE | Gross carrying/nominal amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	429	426
UAE | Gross carrying/nominal amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	615	683
UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(158)	(250)
UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(45)	(66)
UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(43)	(92)
UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(19)	(38)
– France | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	163,845	164,899
– France | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	23,159	24,565
– France | Gross carrying/nominal amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	1,602	1,725
– France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(133)	(117)
– France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(63)	(68)
– France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(61)	(88)
Consensus Central scenario ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(727)	(1,514)
Consensus Central scenario ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(182)	(182)
Consensus Central scenario ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(381)	(774)
Consensus Central scenario ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(298)	(795)
Consensus Central scenario ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(204)	(314)
Consensus Central scenario ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(27)	(39)
Consensus Central scenario ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(76)	(84)
Consensus Central scenario ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(652)	(388)
Consensus Central scenario ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Consensus Central scenario ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(206)	(259)
Consensus Central scenario ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(101)	(105)
Consensus Central scenario ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(113)	(93)
Consensus Central scenario ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(98)	(140)
Consensus Central scenario ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(27)	(30)
Consensus Central scenario ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(9)	(9)
Consensus Central scenario ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(18)	(21)
Consensus Central scenario ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(80)	(222)
Consensus Central scenario ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(116)	(101)
Consensus Central scenario ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(134)	(255)
Consensus Central scenario ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(360)	(428)
Consensus Central scenario ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(122)	(241)
Consensus Central scenario ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(44)	(63)
Consensus Central scenario ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(41)	(81)
Consensus Central scenario ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(18)	(37)
Consensus Central scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(121)	(109)
Consensus Central scenario ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(62)	(68)
Consensus Central scenario ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(61)	(87)
Consensus Upside scenario ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(590)	(1,026)
Consensus Upside scenario ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(175)	(172)
Consensus Upside scenario ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(330)	(589)
Consensus Upside scenario ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(254)	(471)
Consensus Upside scenario ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(155)	(219)
Consensus Upside scenario ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(26)	(38)
Consensus Upside scenario ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(70)	(81)
Consensus Upside scenario ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(476)	(211)
Consensus Upside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Consensus Upside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(154)	(247)
Consensus Upside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(88)	(102)
Consensus Upside scenario ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(36)	(28)
Consensus Upside scenario ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(61)	(82)
Consensus Upside scenario ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(26)	(29)
Consensus Upside scenario ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(9)	(8)
Consensus Upside scenario ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(17)	(20)
Consensus Upside scenario ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(61)	(177)
Consensus Upside scenario ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(106)	(79)
Consensus Upside scenario ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(122)	(243)
Consensus Upside scenario ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(350)	(411)
Consensus Upside scenario ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(73)	(190)
Consensus Upside scenario ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(42)	(53)
Consensus Upside scenario ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(29)	(62)
Consensus Upside scenario ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(13)	(33)
Consensus Upside scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(106)	(97)
Consensus Upside scenario ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(62)	(68)
Consensus Upside scenario ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(60)	(85)
Consensus Downside scenario ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(944)	(2,271)
Consensus Downside scenario ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(197)	(205)
Consensus Downside scenario ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(456)	(904)
Consensus Downside scenario ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(388)	(1,022)
Consensus Downside scenario ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(317)	(472)
Consensus Downside scenario ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(29)	(41)
Consensus Downside scenario ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(83)	(88)
Consensus Downside scenario ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(984)	(672)
Consensus Downside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Consensus Downside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(231)	(277)
Consensus Downside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(128)	(115)
Consensus Downside scenario ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(216)	(252)
Consensus Downside scenario ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(150)	(253)
Consensus Downside scenario ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(29)	(31)
Consensus Downside scenario ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(10)	(9)
Consensus Downside scenario ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(19)	(24)
Consensus Downside scenario ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(123)	(285)
Consensus Downside scenario ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(130)	(136)
Consensus Downside scenario ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(150)	(269)
Consensus Downside scenario ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(374)	(451)
Consensus Downside scenario ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(214)	(330)
Consensus Downside scenario ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(46)	(73)
Consensus Downside scenario ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(54)	(107)
Consensus Downside scenario ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(21)	(41)
Consensus Downside scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(162)	(131)
Consensus Downside scenario ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(63)	(69)
Consensus Downside scenario ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(61)	(88)
Downside 2 scenario ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,985)	(3,869)
Downside 2 scenario ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(231)	(221)
Downside 2 scenario ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(987)	(1,084)
Downside 2 scenario ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(830)	(1,165)
Downside 2 scenario ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(391)	(723)
Downside 2 scenario ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(41)	(53)
Downside 2 scenario ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(118)	(119)
Downside 2 scenario ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,869)	(1,363)
Downside 2 scenario ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Downside 2 scenario ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(359)	(405)
Downside 2 scenario ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(180)	(130)
Downside 2 scenario ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(806)	(1,158)
Downside 2 scenario ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,121)	(528)
Downside 2 scenario ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(48)	(36)
Downside 2 scenario ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(13)	(9)
Downside 2 scenario ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(27)	(28)
Downside 2 scenario ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(358)	(437)
Downside 2 scenario ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(164)	(167)
Downside 2 scenario ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(176)	(290)
Downside 2 scenario ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(401)	(491)
Downside 2 scenario ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(711)	(536)
Downside 2 scenario ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(57)	(78)
Downside 2 scenario ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(82)	(126)
Downside 2 scenario ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(25)	(46)
Downside 2 scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(187)	(238)
Downside 2 scenario ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(64)	(70)
Downside 2 scenario ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ (63)	$ (91)